SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Jun. 30, 2015
Summary of Significant Accounting Policies
Recovered bad debt and doubtful accounts	$ 2,269	$ 9,051
Inventory	2,284,922	$ 2,752,636	$ 1,842,068
FDIC Insurance amount	$ 250,000		$ 250,000